Financial Risk Management - Summary of Aging of Groups Trade Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Aging Of Current Trade Receivables [Line Items]
Trade receivables	$ 96,312	$ 103,522
Gross carrying amount	97,424	104,817
Less: allowance for expected credit losses	$ (1,112)	$ (1,295)